RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 3,942	$ 44,091
Less: current portion of restricted cash and short-term deposits	(3,435)	(43,311)
Non-current restricted cash and short-term deposits	507	780
Line of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, face amount	1,125,000
2021 Debt Facility | Line of credit
Restricted Cash and Cash Equivalents Items [Line Items]
Maximum borrowing capacity		1,125,000
Variable interest entity
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	3,435	42,707
Office lease
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	507	780
Debt facility
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash and short-term deposits	$ 0	$ 604